Investments accounted for using equity method (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method	$ 143,456,687	$ 139,746,921	$ 149,593,180
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method	1,599,055	1,813,524
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method	$ 141,857,632	137,933,397
Cerveceria Austral Sa [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%
Investments accounted for using equity method	$ 16,887,879	14,909,658
Central Cervecera De Colombia Sas [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%
Investments accounted for using equity method	$ 14,880,327	17,676,953
Zona Franca Central Cervecera S A S [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%
Investments accounted for using equity method	$ 110,089,426	105,346,786
Aguas Danone De Argentina S A [Member] | Total for all associates [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	49.00%
Investments accounted for using equity method	$ 829,546	917,067
Other Companies [Member] | Total for all associates [member]
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method	$ 769,509	$ 896,457